RELATED PARTY	Dec. 31, 2021
Nine-months Ended September 30
RELATED PARTY

NOTE 4 – RELATED PARTY

For the nine months ended September 30, 2022 and 2021, the Company had expenses totaling $1,000 and $48,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying statement of operations. As of September 30, 2022, there was a total of convertible debt of $0.00 and accrued interest payable of $0.00 due to an officer and director, employees, and shareholders.

Year Ended December 31
RELATED PARTY

NOTE 4 – RELATED PARTY

For the months ended December 31, 2021 and 2020, the Company had expenses totaling $65,000 and $51,000 respectively, to an officer and director for salaries, which is included in general and administrative expenses on the accompanying statement of operations. As of December 31, 2021, there was a total of convertible debt of $0.00 and accrued interest payable of $0.00 due to an officer and director, employees, and shareholders.